Leases - Additional information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets		$ 13,400
Lease liabilities	$ 18,884	$ 13,400	$ 1,349